Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	AFL CIO HOUSING INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000225030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2013
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
AFL CIO HOUSING INVESTMENT TRUST
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	HIT’S OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (“HIT”) is to generate competitive risk-adjusted total rates of return for its investors (“Participants”) by investing in fixed-income investments, primarily multifamily and single family mortgage-backed securities and mortgage-backed obligations (collectively, “Mortgage Securities”).

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

Other important objectives of the HIT are to encourage the construction of housing and to facilitate employment for union members in the construction trades and related industries. To accomplish its objectives, the HIT focuses its investments in multifamily Mortgage Securities (including those that directly or indirectly finance new construction or rehabilitation of multifamily housing projects and healthcare facilities) and in Mortgage Securities backed by multifamily or single family loans. All on-site construction work financed through the HIT’s investments is required to be performed by 100% union labor.

Expense [Heading]	rr_ExpenseHeading	EXPENSES OF THE HIT
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the expenses that you may pay if you buy and hold units of beneficial interest in the HIT (“Units”). The HIT does not assess any sales charges (loads), redemption fees, exchange fees or any other account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL HIT OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The HIT generally conducts securities transactions on a principal-to-principal basis and does not pay commissions for trades. The HIT may incur transaction costs when it buys and sells certain securities (or “turns over” parts of its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the HIT’s portfolio turnover rate was 27.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the HIT with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the HIT for the time periods indicated and then redeem all of your Units at the end of those periods. The example also assumes that your investment has a 5% return each year and that the HIT’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The HIT’s principal investment strategy is to construct and manage a portfolio that is composed primarily of multifamily and single family mortgage-backed securities and mortgage-backed obligations (collectively, “Mortgage Securities”) with higher yield, higher credit quality and similar interest rate risk versus the securities in the Barclays Capital Aggregate Bond Index (the “Barclays Aggregate”). As such, the HIT pursues a fundamental policy to concentrate in fixed-income securities in the mortgage and mortgage finance sector of the real estate industry. The HIT holds government and agency issued, guaranteed or insured multifamily mortgage-backed securities (“MBS”) that have call (or prepayment) protection, in place of corporate debt, some U.S. Treasury securities and some government-sponsored entity debt held in the Barclays Aggregate. Since government/agency multifamily MBS offer higher yields than comparable securities with similar credit and interest rate risk, the HIT is able to offer superior risk-adjusted returns compared to the Barclays Aggregate. All securities in which the HIT invests must meet certain requirements described in detail later in this Prospectus and in the HIT’s Statement of Additional Information (“SAI”). Some types of these securities must meet certain standards of nationally recognized statistical rating organizations among other indicia of creditworthiness. The staff monitors the HIT’s investments compared with those in the Barclays Aggregate and may adjust allocations by purchasing or selling securities. When deciding whether to buy or sell a specific security the staff compares the security to other similar securities and considers factors such as price, yield, duration and convexity (measures of interest rate sensitivity), servicer, geographic location, call or prepayment protection, as well as liquidity. The HIT may purchase Mortgage Securities by way of forward commitments. The HIT does not invest in Mortgage Securities that contain subprime loans.

The HIT uses a variety of strategies to manage risk. These strategies include, but are not limited to, managing the duration of the HIT portfolio within a range comparable to the Barclays Aggregate, and managing prepayment risk by negotiating prepayment restrictions for Mortgage Securities backed by multifamily housing or healthcare facility projects. The HIT seeks to minimize the risk of credit and default losses by purchasing securities that are guaranteed, insured, otherwise credit-enhanced or meeting other criteria intended to manage risk.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the HIT will meet its investment objective. The value of the HIT’s investments and the resulting value of the Units may go up or down and Participants’ holdings in the HIT could gain or lose value. As with any investment, you may lose money by investing in the HIT. The HIT’s other principal risks are those of investing in fixed-income securities, which include the following types of risks:

General Risk: The value of securities held by the HIT may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates or adverse investor sentiment. The financial crises that began in 2008 caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments, including through the Federal Reserve and certain foreign central banks, took steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crises, or investor perception that these efforts are not succeeding could negatively affect the financial markets generally, as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the U.S. are changing many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

Interest Rate Risk:  As with any fixed-income investment, the market value of the HIT’s investments will generally fall below the principal amount of those investments at times when market interest rates rise above the interest rates on such investments. Rising interest rates may also reduce prepayment rates, causing the average life of certain securities of the HIT to increase, which could in turn further reduce the value of the HIT’s portfolio.

Prepayment and Extension Risk:  Generally, the market value of the HIT’s investments will rise at times when market interest rates fall below the interest rates on these investments. However, at such times, some borrowers may prepay the HIT’s fixed-income securities or their underlying mortgages more quickly than might otherwise be the case. In such an event, the HIT may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates than those which were prepaid. When market interest rates rise above the interest rates of the HIT’s investments, the prepayment rate of the mortgage loans backing certain HIT securities may decrease, causing the average maturity of the HIT’s investments to lengthen and making these investments more sensitive to interest rate changes. This could, in turn, further reduce the value of the HIT’s portfolio and make the HIT’s Unit price more volatile.

Credit Risk: Credit risk is the risk of loss of principal and interest as a result of a failure of a credit enhancement backing the HIT’s Mortgage Securities after a default on the underlying mortgage loan, a downgrading of the credit rating (or a perceived decline in the creditworthiness) of an investment or the provider of the credit enhancement for an investment, or a decline in the value of assets underlying the mortgage loan.

Default Risk: There is a risk that borrowers may default under the mortgage loans that directly or indirectly secure the HIT’s Mortgage Securities or commercial mortgage-backed securities (“CMBS”). In the event of default, the HIT may experience a loss of principal and interest and any premium value on the related Mortgage Securities or CMBS. This risk may be lessened to the extent that the securities are guaranteed or insured by a third party, including an agency of the U.S. government.

Liquidity Risk:  Markets for particular types of securities may experience issues with liquidity. That is, a lack of buyers at a particular time could negatively impact the value of a security during such period, even though over time the payment obligations under the security may be met. This is sometimes referred to as liquidity risk. Markets for some of the types of securities in which the HIT may invest have experienced liquidity issues in the past.

Leverage Risk:  The use of some investment or investing techniques may have the effect of magnifying, or leveraging, the effect of small changes in an asset, index or market. The HIT does not leverage its portfolio through the use of borrowings or derivatives, but it may invest in forward commitments which may effectively add leverage to its portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you may lose money by investing in the HIT.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HIT PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below and the following table provide an indication of the risks of investing in the HIT by illustrating how returns can differ from one year to the next. The table also shows how the HIT’s average annual total returns for the one-, five-, and ten-year periods compared with those of a broad measure of market performance. The HIT’s past performance is not necessarily an indication of how the HIT will perform in the future. Updated performance information is available from the HIT’s website at www.aflcio-hit.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below and the following table provide an indication of the risks of investing in the HIT by illustrating how returns can differ from one year to the next.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also shows how the HIT’s average annual total returns for the one-, five-, and ten-year periods compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aflcio-hit.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The HIT’s past performance is not necessarily an indication of how the HIT will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS (Calendar Years-Net Of Operating Expenses)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period identified in the bar chart above, the highest return for a quarter was 3.91% (quarter ended September 30, 2006) and the lowest return for a quarter was -2.5% (quarter ended June 30, 2004).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.50%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012)
AFL CIO HOUSING INVESTMENT TRUST | AFL CIO HOUSING INVESTMENT TRUST
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual HIT Operating Expenses	rr_ExpensesOverAssets	0.42%
One Year	rr_ExpenseExampleYear01	43
Three Years	rr_ExpenseExampleYear03	135
Five Years	rr_ExpenseExampleYear05	235
Ten Years	rr_ExpenseExampleYear10	530
Annual Return 2003	rr_AnnualReturn2003	3.78%
Annual Return 2004	rr_AnnualReturn2004	4.20%
Annual Return 2005	rr_AnnualReturn2005	2.64%
Annual Return 2006	rr_AnnualReturn2006	4.65%
Annual Return 2007	rr_AnnualReturn2007	6.70%
Annual Return 2008	rr_AnnualReturn2008	5.25%
Annual Return 2009	rr_AnnualReturn2009	6.28%
Annual Return 2010	rr_AnnualReturn2010	6.16%
Annual Return 2011	rr_AnnualReturn2011	7.86%
Annual Return 2012	rr_AnnualReturn2012	4.27%
Label	rr_AverageAnnualReturnLabel	AFL-CIO Housing Investment Trust
ONE YEAR	rr_AverageAnnualReturnYear01	4.27%
FIVE YEARS	rr_AverageAnnualReturnYear05	5.96%
TEN YEARS	rr_AverageAnnualReturnYear10	5.17%
AFL CIO HOUSING INVESTMENT TRUST | Barclays Capital Aggregate Bond Index (reflects no deductions for fees or expenses)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deductions for fees or expenses)
ONE YEAR	rr_AverageAnnualReturnYear01	4.22%
FIVE YEARS	rr_AverageAnnualReturnYear05	5.95%
TEN YEARS	rr_AverageAnnualReturnYear10	5.18%